SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Debt Disclosure [Abstract]
Convertible note, net of discounts		$ 1,217,597
Promissory notes, net of discounts	742,852
Note payable – related party	135,000
Total Notes payable	$ 877,852	$ 1,217,597